Revenue	9 Months Ended
Mar. 31, 2022
Revenue
Revenue

2. Revenue

The Company generates revenues from the following sources: (1) Benchtop Laboratory Equipment, and (2) Bioprocessing Systems. The following table summarizes the Company’s disaggregation of revenues for the three and nine months ended March 31, 2022 and 2021.

	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Three Months Ended March 31, 2022:

Revenues	$2,434,600	$430,300	$2,864,900

Foreign Sales	783,600	269,700	1,053,300

	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Three Months Ended March 31, 2021:

Revenues	$2,365,700	$142,900	$2,508,600

Foreign Sales	942,200	102,600	1,044,800

	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Nine Months Ended March 31, 2022:

Revenues	$7,465,700	$1,157,800	$8,623,500

Foreign Sales	2,814,700	791,200	3,605,900

	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Nine Months Ended March 31, 2021:

Revenues	$6,803,300	$441,800	$7,245,100

Foreign Sales	2,724,800	395,000	3,119,800

Benchtop Laboratory Equipment sales are comprised primarily of standard benchtop laboratory equipment sold to laboratory equipment distributors, or directly to end users primarily online via the Company’s website. The sales cycle from time of receipt of order to shipment ranges from a day to a few weeks. Customers either pay by credit card (online sales) or Net 30-90 days, depending on the customer. Once the item is shipped under the terms specified in the order, which is primarily “FOB Factory”, other than a standard warranty, there are no other obligations to the customer. The standard warranty is typically one or two years, covering parts and labor, and is deemed immaterial. Revenue is recognized at the point in time when the risks and rewards of ownership have transferred to the customer, which is generally upon shipment.

Bioprocessing Systems revenues consist of royalty revenues generated through SBI and product revenues generated primarily through Aquila. Royalty revenues are earned by the Company under a licensing agreement from a single licensee and its sublicenses. The license agreement included two United States patents, which expired in August 2021. The Company is obligated to pay 50% of all royalties earned to the entity that licensed the intellectual property to the Company.